Shareholders Equity - Schedule of Classes of Share Capital (Detail) ₨ in Millions, shares in Millions, $ in Millions	Mar. 31, 2021 INR (₨) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 INR (₨) shares
Statement [LineItems]
Equity shares	₨ 3,718	$ 51	₨ 3,718
Number of shares issued	3,718	3,718	3,718
Common stock [member]
Statement [LineItems]
Authorised share capital	44,020	44,020	44,020
Authorized share capital amount	₨ 44,020	$ 602	₨ 44,020
Preference shares [member]
Statement [LineItems]
Authorised share capital	3,010	3,010	3,010
Authorized share capital amount	₨ 30,100	$ 412	₨ 30,100